Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measured on Recurring Basis [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 1,384,156	$ 26,413,715
Liabilities	1,117,857	1,631,766
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	427,273	17,033,282
Liabilities	367,542	1,783,055
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	279,345	18,056,161
Liabilities	342,592	817,341
Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	753,644	724,794
Liabilities	384,998	966,476
Futures Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		269,891
Liabilities		460,830
Futures Contracts [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		817,717
Liabilities		580,290
Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	630,512	692,968
Liabilities	732,859	665,290
Forward Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	427,273	1,264,408
Liabilities	367,542	1,322,225
Forward Contracts [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	279,345	239,883
Liabilities	342,592	237,051
U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		24,995,953
U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		15,498,983
U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		16,998,561
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	835,668	816,648
Liabilities	676,673	1,273,153
Level 1 [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	28,095	295,998
Liabilities	152,671	596,603
Level 1 [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	89,654	905,556
Liabilities	166,960	612,631
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	753,644	724,794
Liabilities	384,998	966,476
Level 1 [Member] | Futures Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		269,891
Liabilities		460,830
Level 1 [Member] | Futures Contracts [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		817,717
Liabilities		580,290
Level 1 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	82,024	91,854
Liabilities	291,675	306,677
Level 1 [Member] | Forward Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	28,095	26,107
Liabilities	152,671	135,773
Level 1 [Member] | Forward Contracts [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	89,654	87,839
Liabilities	166,960	32,341
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	548,488	25,597,067
Liabilities	441,184	358,613
Level 2 [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	399,178	16,737,284
Liabilities	214,871	1,186,452
Level 2 [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	189,691	17,150,605
Liabilities	175,632	204,710
Level 2 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	548,488	601,114
Liabilities	441,184	358,613
Level 2 [Member] | Forward Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	399,178	1,238,301
Liabilities	214,871	1,186,452
Level 2 [Member] | Forward Contracts [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	189,691	152,044
Liabilities	$ 175,632	204,710
Level 2 [Member] | U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		24,995,953
Level 2 [Member] | U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		15,498,983
Level 2 [Member] | U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		$ 16,998,561